CONTINGENT LIABILITIES AND COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 157
2016	149
2017	50
Operating Leases, Future Minimum Payments Due	$ 356